Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012		Dec. 31, 2011	Jan. 01, 2011
Self-insurance Reserves [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 15,723		$ 11,733	$ 8,303
Additions Charged to Costs and Expenses	8,639		7,169	6,028
Deductions	(4,178)		(3,179)	(2,598)
Balance at End of Period	20,184		15,723	11,733
LIFO Inventory Valuation Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	10,703		9,370	7,315
Additions Charged to Costs and Expenses	361		1,333	2,055
Balance at End of Period	11,064		10,703	9,370
Deferred Income Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	26,026		25,797	13,896
Additions Charged to Costs and Expenses	12,007	[1]	229	11,901
Balance at End of Period	$ 38,033		$ 26,026	$ 25,797

[1]	Amount includes additional valuation allowance of $1.5 million related to amounts recorded in other comprehensive loss.